Restructuring costs	12 Months Ended
Dec. 31, 2024
Restructuring provision [abstract]
Restructuring costs	9. Restructuring costs
Restructuring costs of R550 million (2023: R515 million, 2022: R363 million) were incurred in 2024 and included voluntary separation packages.
The restructuring costs mainly related to the SA gold operations and the SA PGM operations, which amounted to R43 million (2023:
R113 million, 2022: R330 million) and R269 million (2023: R351 million, 2022: R26 million), respectively. Also included in the restructuring costs for the year ended 31 December 2024 was restructuring costs incurred at Stillwater and Burnstone amounting to R126 million and R77 million, respectively.